Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 3.2%
Boeing Co. (The) *	17,576	$3,365,804
Curtiss-Wright Corp.	10,033	1,506,555
General Dynamics Corp.	33,193	8,005,488
HEICO Corp.	6,236	957,475
HEICO Corp., Class A	15,385	1,951,279
Huntington Ingalls Industries, Inc.	845	168,527
Lockheed Martin Corp.	8,784	3,877,258
Northrop Grumman Corp.	3,291	1,471,801
		21,304,187
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	2,887	297,823
FedEx Corp.	2,802	648,355
United Parcel Service, Inc., Class B	19,645	4,213,066
		5,159,244
Airlines - 0.0%†
Delta Air Lines, Inc. *	3,165	125,239
Auto Components - 0.2%
BorgWarner, Inc.	36,424	1,416,893
Goodyear Tire & Rubber Co. (The) *	7,747	110,705
		1,527,598
Automobiles - 2.6%
Ford Motor Co.	25,986	439,423
General Motors Co. *	46,786	2,046,420
Tesla, Inc. *	13,495	14,542,212
		17,028,055
Banks - 4.1%
Bank of America Corp.	184,727	7,614,447
Bank of Montreal	8,121	958,034
Bank of Nova Scotia (The)	7,360	527,859
Canadian Imperial Bank of Commerce	912	110,981
Citigroup, Inc.	67,646	3,612,296
Huntington Bancshares, Inc.	10,851	158,642
JPMorgan Chase & Co.	57,245	7,803,638
Pinnacle Financial Partners, Inc.	3,952	363,900
PNC Financial Services Group, Inc. (The)	7,662	1,413,256
Regions Financial Corp.	91,748	2,042,311
Truist Financial Corp.	6,484	367,643
Wells Fargo & Co.	34,464	1,670,126
		26,643,133
Beverages - 1.2%
Brown-Forman Corp., Class B	30,132	2,019,447
Coca-Cola Co. (The)	4,181	259,222
Coca-Cola Europacific Partners PLC	4,589	223,071
Keurig Dr Pepper, Inc.	29,800	1,129,420
PepsiCo, Inc.	25,357	4,244,255
		7,875,415
Biotechnology - 1.2%
AbbVie, Inc.	12,459	2,019,728

	Shares/ Principal	Fair Value

Biotechnology (continued)
Amgen, Inc.	20,923	$5,059,600
Biogen, Inc. *	4,690	987,714
		8,067,042
Building Products - 0.1%
Builders FirstSource, Inc. *	5,108	329,670
Owens Corning	5,896	539,484
		869,154
Capital Markets - 1.6%
Bank of New York Mellon Corp. (The)	8,342	414,013
Charles Schwab Corp. (The)	11,235	947,223
FactSet Research Systems, Inc.	2,906	1,261,640
Goldman Sachs Group, Inc. (The)	5,026	1,659,083
Moody's Corp.	4,498	1,517,670
S&P Global, Inc.	10,719	4,396,719
Stifel Financial Corp.	3,741	254,014
		10,450,362
Chemicals - 1.6%
Corteva, Inc.	24,920	1,432,402
Ecolab, Inc.	28,038	4,950,389
Linde PLC	11,996	3,831,882
		10,214,673
Commercial Services & Supplies - 0.0%†
Republic Services, Inc.	943	124,947
Communications Equipment - 0.3%
Ciena Corp. *	8,551	518,447
Juniper Networks, Inc.	31,455	1,168,868
		1,687,315
Consumer Finance - 1.3%
Ally Financial, Inc.	67,163	2,920,248
American Express Co.	17,860	3,339,820
Capital One Financial Corp.	12,790	1,679,199
Discover Financial Services	5,659	623,565
		8,562,832
Diversified Consumer Services - 0.3%
H&R Block, Inc.	37,198	968,636
Service Corp. International	12,849	845,721
		1,814,357
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	10,869	3,835,779
Voya Financial, Inc.	82,052	5,444,150
		9,279,929
Diversified Telecommunication - 0.6%
AT&T, Inc.	76,529	1,808,380
BCE, Inc.	33,004	1,830,402
TELUS Corp.	5,469	142,960
		3,781,742
Electric Utilities - 1.4%
Entergy Corp.	37,326	4,357,811
Eversource Energy	1,467	129,375

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Electric Utilities (continued)
NextEra Energy, Inc.	38,909	$3,295,981
OGE Energy Corp.	40,204	1,639,519
		9,422,686
Electrical Equipment - 0.6%
AMETEK, Inc.	9,056	1,206,078
Eaton Corp. PLC	16,944	2,571,422
		3,777,500
Electronic Equipment, Instruments & Components - 0.5%
Keysight Technologies, Inc. *	11,266	1,779,690
TE Connectivity Ltd.	10,303	1,349,487
		3,129,177
Energy Equipment & Services - 0.5%
Halliburton Co.	34,488	1,306,061
Schlumberger NV	47,568	1,965,034
		3,271,095
Entertainment - 0.0%†
Spotify Technology SA *	830	125,347
Equity Real Estate Investment - 2.6%
American Homes 4 Rent, Class A	4,238	169,647
American Tower Corp.	5,195	1,305,088
Crown Castle International Corp.	11,298	2,085,611
CubeSmart	41,880	2,179,016
Equity LifeStyle Properties, Inc.	13,061	998,905
Extra Space Storage, Inc.	7,111	1,462,022
Life Storage, Inc.	9,503	1,334,506
Mid-America Apartment Communities, Inc.	9,362	1,960,871
Prologis, Inc.	35,364	5,710,579
Sun Communities, Inc.	486	85,191
		17,291,436
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	8,019	4,617,741
Kroger Co. (The)	5,048	289,604
Walmart, Inc.	45,177	6,727,759
		11,635,104
Food Products - 0.4%
Bunge Ltd.	5,643	625,301
Kellogg Co.	23,607	1,522,416
McCormick & Co., Inc.	3,868	386,026
		2,533,743
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	18,683	2,211,320
Align Technology, Inc. *	2,955	1,288,380
Boston Scientific Corp. *	80,091	3,547,230
Edwards Lifesciences Corp. *	1,140	134,201
IDEXX Laboratories, Inc. *	6,466	3,537,290
Masimo Corp. *	374	54,432
Medtronic PLC	13,786	1,529,557
		12,302,410

	Shares/ Principal	Fair Value

Health Care Providers & Services - 2.7%
Anthem, Inc.	11,614	$5,705,029
Cigna Corp.	7,286	1,745,798
CVS Health Corp.	23,923	2,421,247
McKesson Corp.	4,463	1,366,258
Molina Healthcare, Inc. *	3,110	1,037,465
UnitedHealth Group, Inc.	10,034	5,117,039
		17,392,836
Health Care Technology - 0.2%
Teladoc Health, Inc. *	16,397	1,182,716
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. *	132	309,995
Choice Hotels International, Inc.	3,695	523,803
Domino's Pizza, Inc.	655	266,592
Expedia Group, Inc. *	1,405	274,916
McDonald's Corp.	19,535	4,830,615
Travel + Leisure Co.	42,134	2,441,244
Yum! Brands, Inc.	5,211	617,660
		9,264,825
Household Durables - 0.2%
Whirlpool Corp.	8,107	1,400,727
Household Products - 2.1%
Colgate-Palmolive Co.	109,747	8,322,115
Procter & Gamble Co. (The)	36,499	5,577,047
		13,899,162
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	17,597	3,424,024
Roper Technologies, Inc.	1,569	740,929
		4,164,953
Insurance - 2.4%
Allstate Corp. (The)	3,030	419,685
Marsh & McLennan Cos., Inc.	25,809	4,398,370
MetLife, Inc.	103,136	7,248,398
Travelers Cos., Inc. (The)	21,086	3,853,045
		15,919,498
Interactive Media & Services - 5.6%
Alphabet, Inc., Class A *	5,644	15,697,940
Alphabet, Inc., Class C *	4,695	13,113,088
Meta Platforms, Inc., Class A *	35,976	7,999,623
		36,810,651
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. *	7,614	24,821,259
Etsy, Inc. *	1,695	210,654
Qurate Retail, Inc., Series A	14,260	67,878
		25,099,791
IT Services - 4.0%
Accenture PLC, Class A	6,707	2,261,802
Automatic Data Processing, Inc.	9,420	2,143,427
EPAM Systems, Inc. *	966	286,525

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

IT Services (continued)
Fidelity National Information Services, Inc.	31,199	$3,133,004
Global Payments, Inc.	1,296	177,345
Mastercard, Inc., Class A	11,625	4,154,542
PayPal Holdings, Inc. *	32,734	3,785,687
Visa, Inc., Class A	46,223	10,250,875
Western Union Co. (The)	7,010	131,367
		26,324,574
Life Sciences Tools & Services - 3.4%
Agilent Technologies, Inc.	48,217	6,380,556
Bruker Corp.	1,951	125,449
Charles River Laboratories International, Inc. *	1,339	380,236
Danaher Corp.	17,199	5,044,983
Mettler-Toledo International, Inc. *	902	1,238,617
Syneos Health, Inc. *	34,658	2,805,565
Thermo Fisher Scientific, Inc.	10,145	5,992,144
		21,967,550
Machinery - 1.7%
Caterpillar, Inc.	8,333	1,856,759
Cummins, Inc.	7,656	1,570,322
Illinois Tool Works, Inc.	32,246	6,752,312
Otis Worldwide Corp.	15,649	1,204,191
		11,383,584
Media - 2.0%
Altice USA, Inc., Class A *	22,012	274,710
Charter Communications, Inc., Class A *	3,113	1,698,204
Comcast Corp., Class A	145,213	6,798,873
Discovery, Inc., Class C *	6,316	157,710
Fox Corp., Class A	98,739	3,895,253
Fox Corp., Class B	2,791	101,257
Nexstar Media Group, Inc., Class A	470	88,586
		13,014,593
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	32,424	1,612,770
Reliance Steel & Aluminum Co.	9,639	1,767,311
Steel Dynamics, Inc.	896	74,753
		3,454,834
Multiline Retail - 0.5%
Target Corp.	16,416	3,483,804
Multi-Utilities - 0.7%
CMS Energy Corp.	19,128	1,337,812
DTE Energy Co.	27,074	3,579,454
		4,917,266
Oil, Gas & Consumable Fuels - 3.9%
BP PLC, ADR	11,759	345,715
Chevron Corp.	10,519	1,712,809
Continental Resources, Inc.	1,132	69,426
Devon Energy Corp.	25,601	1,513,787
Diamondback Energy, Inc.	2,938	402,741

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	38,601	$4,602,397
Equinor ASA, ADR	7,179	269,284
Exxon Mobil Corp.	118,479	9,785,181
Marathon Oil Corp.	119,877	3,010,111
Occidental Petroleum Corp.	4,335	245,968
Ovintiv, Inc.	11,042	597,041
Phillips 66	23,495	2,029,733
Shell PLC, ADR	5,978	328,371
Valero Energy Corp.	6,311	640,819
		25,553,383
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,399	380,976
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	33,202	2,424,742
Eli Lilly and Co.	6,818	1,952,471
Johnson & Johnson	73,774	13,074,966
Merck & Co., Inc.	57,735	4,737,157
Pfizer, Inc.	81,608	4,224,846
Zoetis, Inc.	24,296	4,581,982
		30,996,164
Professional Services - 0.1%
Equifax, Inc.	3,506	831,273
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	13,187	1,206,874
Road & Rail - 1.1%
CSX Corp.	37,697	1,411,753
Landstar System, Inc.	17,124	2,582,813
Norfolk Southern Corp.	2,264	645,738
Old Dominion Freight Line, Inc.	2,971	887,378
Ryder System, Inc.	2,665	211,414
Schneider National, Inc., Class B	27,535	702,143
Union Pacific Corp.	3,107	848,863
		7,290,102
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. *	41,434	4,530,354
Analog Devices, Inc.	5,212	860,918
Applied Materials, Inc.	3,458	455,764
Broadcom, Inc.	3,385	2,131,467
Cirrus Logic, Inc. *	5,398	457,697
CMC Materials, Inc.	1	185
Intel Corp.	127,723	6,329,952
KLA Corp.	1,705	624,132
Lam Research Corp.	4,451	2,392,902
Monolithic Power Systems, Inc.	1,971	957,275
NVIDIA Corp.	37,703	10,287,641
NXP Semiconductors NV	3,744	692,940
QUALCOMM, Inc.	28,454	4,348,340
Silicon Laboratories, Inc. *	11,209	1,683,592

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	4,261	$503,778
Texas Instruments, Inc.	11,575	2,123,781
		38,380,718
Software - 9.6%
Adobe, Inc. *	10,199	4,646,868
Cadence Design Systems, Inc. *	8,165	1,342,816
Intuit, Inc.	5,804	2,790,795
Microsoft Corp.	137,783	42,479,877
Paycom Software, Inc. *	386	133,703
RingCentral, Inc., Class A *	871	102,090
salesforce.com, Inc. *	17,587	3,734,072
ServiceNow, Inc. *	8,712	4,851,626
Workday, Inc., Class A *	10,868	2,602,451
		62,684,298
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	1,962	406,056
American Eagle Outfitters, Inc.	19,268	323,702
Best Buy Co., Inc.	5,431	493,678
Dick's Sporting Goods, Inc.	513	51,310
Home Depot, Inc. (The)	19,974	5,978,818
Lowe's Cos., Inc.	7,705	1,557,874
TJX Cos., Inc. (The)	1,840	111,467
		8,922,905
Technology Hardware, Storage & Peripherals - 8.4%
Apple, Inc.	271,042	47,326,644
Dell Technologies, Inc., Class C *	60,708	3,046,934
Hewlett Packard Enterprise Co.	122,186	2,041,728
HP, Inc.	55,349	2,009,169
Western Digital Corp. *	11,173	554,739
		54,979,214
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	13,857	1,864,598
Ralph Lauren Corp.	6,472	734,183
Under Armour, Inc., Class C *	146	2,272
		2,601,053
Tobacco - 0.3%
Philip Morris International, Inc.	19,197	1,803,366
Trading Companies & Distributors - 0.3%
SiteOne Landscape Supply, Inc. *	13,035	2,107,629
Wireless Telecommunication Services - 0.1%
United States Cellular Corp. *	12,264	370,741
Total Common Stocks
(Cost - $492,651,181)		645,793,782

	Shares/ Principal	Fair Value

Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a) (Cost - $9,091,721)	9,091,721	$9,091,721
Total Investments - 99.9%
(Cost - $501,742,902)		$654,885,503
Other Assets Less Liabilities - Net 0.1%		622,654
Total Net Assets - 100.0%		$655,508,157

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	46	6/17/2022	$10,420,725	$710,850